Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings per share [abstract]
Schedule of Earnings per Share

	2019	2018	2017
	$	$	$
Net income	143.6	96.1	21.6
Weighted average multiple and subordinate voting shares outstanding	109,422,574	107,250,039	100,262,026
Weighted average number of shares on exercise of stock options and settlement of RSUs	2,345,010	4,269,199	1,761,170
Diluted weighted average number of multiple and subordinate voting shares outstanding	111,767,584	111,519,238	102,023,196
Earnings per share
Basic	$1.31	$0.90	$0.22
Diluted	$1.28	$0.86	$0.21